INVENTORIES, NET (Q3) (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
INVENTORIES, NET [Abstract]
Raw materials	$ 248	$ 290	$ 336
Work-in-process	148	120	102
Finished goods	1,185	922	925
Inventories, net	1,581	1,332	1,363
Inventory valuation reserves	$ 180	$ 152	$ 142